Accrued expenses payable - Summary of Accrued Expenses Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued Expenses [Abstract]
Accruals and estimations	$ 3,050	$ 4,288
Labor related provisions	53,789	50,949
Liability for social security contributions	8,380	7,267
Other	797	169
Accrued expenses payable	$ 66,016	$ 62,673